FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of gross holding losses and fair value of held-to-maturity securities

			Gross Holding
	Held-To-Maturity	Amortized Cost	(Loss) Gain	Fair Value
September 30, 2020	U.S. Treasury Securities (Matures on 11/17/2020)	$285,882,793	$(7,102)	$285,875,691
December 31, 2019	U.S. Treasury Securities (Matured on 2/6/2020)	$309,688,279	$2,018	$309,690,297

			Gross
			Holding
	Held-To-Maturity	Amortized Cost	Gain	Fair Value
December 31, 2019	U.S. Treasury Securities (Mature on 2/6/2020)	$309,688,279	$2,018	$309,690,297